                                                                                                October 31, 2012

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       The Dreyfus/Laurel Funds, Inc.

                        -Dreyfus Core Equity Fund

                         File No.  811-05202

Dear Sir/Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended August 31, 2012.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6832.

                                                                                                Very truly yours,

                                                                                                /s/Jennifer Huancayo

                                                                                                Jennifer Huancayo,

                                                                                                Legal Assistant

JH/

Enclosures